Revenue from Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Customers
Revenue from Customers

5.  Revenue from Customers

Connected Vehicle Data Marketplace

The Company’s customer agreements include one or a combination of the following contractual promises for a fixed contractual fee: i) the supply of specified connected vehicle data and derived insights through the Wejo ADEPT platform made available via a secured access to the Wejo ADEPT platform or via a web-based portal; ii) the granting of a nontransferable license to use the specified data in the manner described in each customer agreement; and iii) Wejo ADEPT Platform set up and connectivity services. The Company assessed the customer agreements under Accounting Standards Codification (“ASC”) 606 and determined that the above contractual promises collectively represent one distinct performance obligation.

The transaction price is comprised of the contractual fixed fee specified in each customer agreement and is allocated to the single performance obligation. The Company recognizes revenue when the performance obligation is satisfied through the fulfillment of the contractual promises. The performance obligation is generally fulfilled by the Company providing access to the specified data either throughout the duration of each customer agreement’s contractual term or upon delivery of a one-time batch of historic data. The Company may deliver data and the license without supplying connectivity services. As such, the Company generally recognizes revenue for customers with a contractual agreement to provide data over a period ratably over the term of the contract which is typically one year. The Company recognizes revenue for historic batches of data to the customer upon delivery of such data. Standard payment terms are 14 days from the date of the invoice which is typically sent to the customer monthly or upon delivery of the one-time historic batch of data.

In arrangements where another party (i.e. OEMs) is involved in providing specified services to a customer, the Company evaluates whether it is the principal or agent. In this evaluation, the Company considers if it obtains control of the specified goods or services before they are transferred to the customer, as well as other indicators such as the party primarily responsible for fulfillment, and discretion in establishing price. Pursuant to the terms of the Data Sharing Agreements, certain rights retained by the OEMs over the connected vehicle data being supplied to the customers were determined to provide the OEMs with control over the data and the Company has determined it acts as the agent in this arrangement and recognizes revenue on a net basis. During the three and nine months ended September 30, 2021 and 2020, the Company has recognized a reduction of revenue of $0.8 million, $2.5 million, $0.6 million and $1.6 million, respectively, arising from revenue sharing with the Company’s OEM partners.

During the three months ended September 30, 2021 and 2020, the Company had two customers that individually generated 10.0% or more of the Company’s revenue for the respective period. The two significant customers generated 21.0% and 18.8% of the Company’s gross revenue during the three months ended September 30, 2021. For the three months ended September 30, 2020, the Company has two customers that generated 19.8% and 18.7% of the Company’s revenue In addition, the revenue recognized over time and at a point in time was approximately 40% and 60% during the three months ended September 30, 2021 and 70% and 30%, during the three months ended September 30, 2020.

During the nine months ended September 30, 2021 and 2020, the Company had two customers that individually generated 10.0% or more of the Company’s revenue for the respective period. One of the two significant customers during the nine months ended September 30, 2021 was also a significant customer during the nine months ended September 30, 2020. The two significant customers in the nine months ended September 30, 2021 generated 17.0% and 12.7% of the Company’s gross revenue during the nine months ended September 30, 2021. The two significant customers in the nine months ended September 30, 2020 generated 23.0% and 12.6% of the Company’s revenue. In addition, the revenue recognized over time and at a point in time was approximately 56% and 44% during the nine months ended September 30, 2021 and 75% and 25%, during the nine months ended September 30, 2020.

During the three and nine months ended September 30, 2020, the Company earned the majority of its revenue from the Data Marketplace product line as Automotive Business Insight Solutions (SaaS) revenue was immaterial and earned 100% of its revenue within the U.S. For the three and nine months ended September 30, 2021, the Company earned the majority of its revenue from the Data Marketplace product line as Automotive Business Insight Solutions (SaaS) revenue was immaterial and earned approximately 98% and 97% of its revenue within the U.S., respectively. The country in which the revenue is generated is based on the address of the ultimate customer utilizing the data provided.

4.  Revenue from Customers

Connected Vehicle Data Marketplace

The Company’s customer agreements include one or a combination of the following contractual promises for a fixed contractual fee: i) the supply of specified connected vehicle data through the Wejo ADEPT platform; ii) the granting of a non-transferrable license to use the specified data in the manner described in each customer agreement; and iii) Wejo ADEPT Platform set up and connectivity services. The Company assessed the customer agreements under ASC 606 and determined that the above contractual promises collectively represent one distinct performance obligation.

The transaction price is comprised of the contractual fixed fee specified in each customer agreement and is allocated to the single performance obligation. The Company recognizes revenue when the performance obligation is satisfied through the fulfillment of the contractual promises. The performance obligation is generally fulfilled by the Company providing access to the specified data either throughout the duration of each customer agreement’s contractual term or upon delivery of a one-time batch of historic data. The Company may deliver data and the license without supplying connectivity services. As such, the Company generally recognizes revenue for customers with a contractual agreement to provide data over a period ratably over the term of the contract which is typically one year. The Company recognizes revenue for a one-time historic batch of data to the customer upon delivery of such data. Standard payment terms are 14 days from the date of the invoice which is typically sent to the customer monthly or upon delivery of the one-time historic batch of data.

In arrangements where another party (i.e., OEM) is involved in providing specified services to a customer, the Company evaluates whether it is the principal or agent. In this evaluation, the Company considers if it obtains control of the specified goods or services before they are transferred to the customer, as well as other indicators such as the party primarily responsible for fulfillment and discretion in establishing price. Pursuant to the terms of the Data Sharing Agreements, certain rights retained by the OEMs over the connected vehicle data being supplied to the customers were determined to provide the OEMs with control over the data and the Company has determined it acts as the agent in this arrangement and recognizes revenue on a net basis. During the years ended December 31, 2020 and 2019, the Company has recognized a reduction of revenue of $2.4 million and $0.5 million, respectively, arising from revenue sharing with the Company’s OEM partners.

During the years ended December 31, 2020 and 2019, the Company had two and three customers, respectively, that individually generated 10.0% or more of the Company’s revenue for the respective year. The two significant customers in 2020 were not significant customers in 2019. The two significant customers in 2020 generated 20.7% and 12.2% of the Company’s revenue during the year ended December 31, 2020, respectively. The three significant customers in 2019 generated 39.5%, 12.9%, and 11.6% of the Company’s revenue during the year ended December 31, 2019, respectively. During the years ended December 31, 2020 and 2019, the Company earned the majority of its revenue from the Data Marketplace as SaaS Solutions revenue was immaterial, and earned 100% of its revenue within the U.S. The country in which the revenue is generated is based on the address of the ultimate customer utilizing the data provided. In addition, the revenue recognized over time and at a point in time was approximately 66% and 34% during the year ended December 31, 2020 and 54% and 46%, during the year ended December 31, 2019.